NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Noncontrolling Interests
Operating activities	$ 3,642	Rp 49,405	Rp 47,231	Rp 43,669
Investing activities	(2,433)	(33,007)	(27,557)	(27,421)
Financing activities	(1,552)	(21,052)	(17,905)	(6,407)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	$ (343)	(4,654)	1,769	9,841
Telkomsel
Noncontrolling Interests
Operating activities		39,564	42,827	36,130
Investing activities		(13,984)	(12,794)	(12,951)
Financing activities		(34,720)	(24,132)	(19,456)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		Rp (9,140)	Rp 5,901	Rp 3,723